Contingencies, Commitments and Responsibilities - Additional Information (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 05, 2019	Dec. 31, 2020 USD ($) loan $ / shares	Dec. 31, 2020 CLP ($) loan	Dec. 31, 2019 CLP ($)	Dec. 31, 2020 HUF (Ft) shares	Dec. 31, 2020 CLP ($) shares	Apr. 09, 2020 HUF (Ft)	Nov. 22, 2017 USD ($)	Nov. 22, 2017 CLP ($)
Disclosure of contingent liabilities in business combination [line items]
Provision for lawsuits and legal proceedings				$ 280,000		$ 545,000
Amount of pledged shares to secure Obligations related to transactions carried out with other brokers			$ 5,325,000	18,479,000
Guarantee in cash and financial assets ceded to guarantee transactions			$ 5,988,000	9,067,000
Guarantee ticket amount | Ft					Ft 10,000		Ft 10,000
Foreign traders guarantee amount								$ 100,000	$ 71
Guarantee expiration date		Jun. 22, 2021	Jun. 22, 2021
Number of loans endorsed | loan		162	162
Principal amount of the loans guaranteed						1,766,997,000
Amount of available for sale securities endorsed as guarantee						$ 319,213,000
MCC S.A. Corredores de Bolsa [member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of voting equity interests acquired					100.00%	100.00%
Itaú Corredor de Seguros Colombia S.A [Member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of ownership interest acquired	20.00%
Banco Corpbanca Colombia [member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of shares outstanding		12.36%	12.36%
Number of shares acquired | shares					93,306,684	93,306,684
Purchase price per share | $ / shares		$ 3.5367
Value of shares purchased		$ 329,997,749.30
Spread on variable interest rate		2.70%	2.70%
Itau Corpbanca Colombia S.A. [member]
Disclosure of contingent liabilities in business combination [line items]
Provision for lawsuits and legal proceedings				141,000		$ 94,000
Aggregate legal claims				38,503,000		35,043,000
Top of Range [Member]
Disclosure of contingent liabilities in business combination [line items]
Provision for lawsuits and legal proceedings				$ 22,207,000		$ 22,737,000